Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Reynolds Funds, Inc.
Entity Central Index Key	0000832574
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Reynolds Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Reynolds Blue Chip Growth Fund
Class Name	Reynolds Blue Chip Growth Fund
Trading Symbol	RBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
Additional Information Phone Number	800-773-9665
Additional Information Website	https://reynoldsfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reynolds Blue Chip Growth Fund	$98	1.94%
[1]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%
Updated Performance Information Location [Text Block]	Visit https://reynoldsfunds.com for more recent performance information.
Net Assets	$ 63,420,365
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$63,420,365
Number of Holdings	87
Portfolio Turnover	205%

Holdings [Text Block]

Sector Breakdown	(%)†
Communication Services	21.4%
Consumer Discretionary	13.2%
Information Technology	10.0%
Consumer Staples	2.6%
Financials	1.5%
Health Care	1.4%
Industrials	1.2%
Energy	0.9%
Real Estate	0.2%
Cash & Other	47.6%

Top Holdings	(%)†
First American Government Obligations Fund - Class X	53.4%
Netflix, Inc.	8.3%
Meta Platforms, Inc. - Class A	7.6%
NVIDIA Corp.	7.0%
Amazon.com, Inc.	6.6%
Booking Holdings, Inc.	3.4%
Alphabet, Inc. - Class C	3.2%
Alphabet, Inc. - Class A	2.0%
AutoZone, Inc.	1.8%
Apple, Inc.	1.7%
[2]
Updated Prospectus Web Address	https://reynoldsfunds.com

[1]
*	Annualized

[2]
†	Expressed as a percentage of net assets.